EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017
Reconciliation Of Changes In Investments [Abstract]
Equity accounted investments, beginning of period				$ 19,761	$ 16,844	$ 16,844	$ 16,844
Additions				334			1,372
Disposals and return of capital distributions				(636)			(281)
Share of net earnings from equity accounted investments	$ 288		$ 193	516	$ 526		961
Distributions received				(226)			(369)
Foreign currency translation				(196)			430
Reclassification to assets held for sale				0			(712)
Impact of warrant conversion				0			1,448
Other comprehensive income and other				(91)			68
Equity accounted investments, end of year	$ 19,462	$ 19,761		$ 19,462			$ 19,761
GGP Inc. (GGP)
Investment [Line Items]
Number of shares acquired		68					68
Proportion of ownership interest in associate		34.00%		34.00%		29.00%	34.00%
Bargain purchase gain		$ 442
GGP Inc. (GGP) | Warrants
Investment [Line Items]
Derivative assets settled on cashless basis (in shares)		16
Derivative assets settled in full shares settlement basis (in shares)		43
Payment for exercise of warrants		$ 462